Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Breakdown of Deposits

	12/31/2020			12/31/2019
	Current	Non-current	Total	Current	Non-current	Total
Interest-bearing deposits	376,139	297,995	674,134	251,882	172,863	424,745
Savings deposits	179,470	—	179,470	144,558	—	144,558
Interbank deposits	3,185	245	3,430	2,866	155	3,021
Time deposits	193,484	297,750	491,234	104,458	172,708	277,166
Non-interest bearing deposits	134,876	—	134,876	82,315	—	82,315
Demand deposits	134,805	—	134,805	82,306	—	82,306
Others deposits	71	—	71	9	—	9
Total	511,015	297,995	809,010	334,197	172,863	507,060